UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund II Arizona Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 94.9%
Arizona - 78.9%
Arizona Cap Fac Fin Corp Student Hsg Rev (Arizona St Univ Proj) Series 00
6.25%, 9/01/32	$2,000	$2,026,460
Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	1,011,720
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
4.42%, 2/01/42 (a)	1,150	1,138,374
Arizona Hlth Fac Auth Hosp Rev (Phoenix Childrens Hosp) (Prerefunded) Series 02A
6.00%, 2/15/32	5,700	6,311,553
Arizona Hlth Fac Auth Rev (Blood System Inc.) Series 04
5.00%, 4/01/19	750	770,978
Arizona Sch Brd Fac Rev Series 01
5.00%, 7/01/19	6,730	7,136,357
Arizona St Transp Brd Hwy Rev
5.00%, 7/01/20	5,000	5,394,350
Series 04B
5.00%, 7/01/24	4,300	4,506,142
Arizona St Univ COP (Research Infra Proj) AMBAC Series 05A
5.00%, 9/01/23	2,000	2,076,620
Arizona Student Loan Auth (Student Loan Rev) AMT Series 99B-1
5.90%, 5/01/24	1,500	1,560,990
Arizona Tourism & Sports Auth Tax Rev (Multipurpose Stadium Fac) MBIA Series 03A
5.00%, 7/01/25	2,400	2,473,104

Arizona Wtr Infra Fin Auth Rev (Wtr Quality) Series 06A
5.00%, 10/01/24	4,000	4,255,960
Estrella Mtn Ranch CFD (Desert Village)
7.375%, 7/01/27	1,584	1,673,353
Estrella Mtn Ranch CFD (Golf Village) Series 01A
7.875%, 7/01/25	3,145	3,330,115
Gilbert Wtr Res Muni Ppty Corp. Series 04
4.90%, 4/01/19	2,500	2,515,575
Glendale IDA (John C Lincoln Hlth) Series 05B
5.25%, 12/01/22	1,000	984,720
Glendale IDA Ed Fac (Midwestern Univ) Series 01A
5.875%, 5/15/31	3,770	4,127,962
Goodyear Comnty Fac Dev (Palm Valley) Series 96C
7.25%, 7/01/16	2,297	2,303,478
Goodyear IDA Wtr & Swr Rev (Litchfield Pk Svc Proj) AMT Series 99
5.95%, 10/01/23	3,160	3,204,240
Greater Arizona Dev Auth Infra Rev MBIA Series 05A
5.00%, 8/01/21	1,600	1,687,568
MBIA Series 05B
5.00%, 8/01/25	4,320	4,493,750
Hassayampa Comnty Fac Dev Series 96
7.75%, 7/01/21	2,390	2,425,109
Hassayampa Comnty Fac Dev #2 (Forest Ridge Estates) Series 00
7.50%, 7/01/24	680	712,939
Maricopa Cnty SFMR (Mtg Rev) AMT GNMA/ FNMA/ FHLMC Series 00-1C
6.25%, 12/01/30	20	20,387
GNMA/ FNMA/ FHLMC Series 01
5.63%, 3/01/33	645	664,137
GNMA/ FNMA/ FHLMC Series 02-B1
6.20%, 3/01/34 (b)	95	96,209

Mesa Cnty IDA Hlth Fac (Discovery Hlth Sys) MBIA Series 99A
5.75%, 1/01/25	15,000	15,903,000
Nogales Muni Dev Auth AMBAC Series 05
5.00%, 6/01/27	1,000	1,034,990
Northern Arizona Univ COP (Northern Arizona Univ Research Proj) AMBAC Series 04
5.125%, 9/01/21 - 9/01/24	7,140	7,603,818
Phoenix Civic Impr Corp Excise Tax Rev (Civic Plaza Exp Proj) Sub FGIC Series 05A
5.00%, 7/01/23	5,500	5,773,075
Phoenix IDA (Capitol Mall LLC Proj) AMBAC Series 05
5.00%, 9/15/25	5,935	6,196,496
Phoenix IDA SFMR (Mtg Rev) AMT GNMA/ FNMA/ FHLMC Series 02A-1
5.75%, 9/01/33 (b)	45	45,403
Pima Cnty IDA (Horizon Comnty Learning Ctr) Series 05
5.125%, 6/01/20	1,500	1,461,645
Pima Cnty IDA MFHR (La Hacienda) GNMA Series 99
7.00%, 12/20/31	1,290	1,485,886
Pima Cnty IDA SFMR (Mtg Rev) AMT GNMA/ FNMA Series 99B-1
6.10%, 5/01/31	70	70,486
Pinal Cnty COP Series 04
5.00%, 12/01/24	3,780	3,823,848
Pinal Cnty IDA Correctional Fac Contract (Florence West Prison Proj) ACA Series 06A
5.25%, 10/01/22	1,400	1,360,702
Pinal Cnty Prop Corp. AMBAC Series 01
5.125%, 6/01/21	1,000	1,040,920
Queen Creek Impr Dist No 1
5.00%, 1/01/26	600	555,660
Salt Verde Financial Corp. (Sr. Gas Rev)
5.25%, 12/01/22 - 12/01/23	1,165	1,206,982
Show Low Assmt Dist #6 (Torreon) ACA Series 00
6.00%, 1/01/18	955	973,613

Show Low IDA Hosp Rev (Navapache Regl Med Ctr) RADIAN Series 05
5.00%, 12/01/25	1,415	1,406,666
Stoneridge Comnty Fac Dev Series 01
6.75%, 7/15/26	1,650	1,691,860
Sundance Comnty Fac Dev Assmt Dist No 1 Series 02
7.75%, 7/01/22	1,875	1,953,938
Tax Exempt Muni Infra Trust Series 04B, Class A
4.05%, 12/01/08 (c)	3,310	3,290,107
Tempe Excise Tax Rev
5.00%, 7/01/24	1,035	1,091,149
Tolleson IDA MFHR (Copper Cove) AMT GNMA Series 01A
5.50%, 11/20/41	5,825	5,898,686
Tucson & Pima Hsg Fin Auth SFMR (Mtg Rev) AMT GNMA/ FNMA Series 02A
5.50%, 1/01/35	380	382,405
Tucson & Pima IDA SFMR (Mtg Bkd Secs Prog) AMT GNMA/ FNMA/ FHLMC Series 01A-1
6.35%, 1/01/34 (d)	605	616,489
Tucson Arpt Auth Rev AMT AMBAC Series 01
5.35%, 6/01/31	6,475	6,589,543
Tucson COP MBIA Series 04A
5.00%, 7/01/23 - 7/01/24	6,100	6,356,917
Tucson Hgr Ed (Univ Arizona) AMBAC Series 02A
5.00%, 7/15/32	1,000	1,020,270
Univ Med Ctr Corp. Hosp Rev
5.00%, 7/01/35	3,500	3,152,870
Univ of Arizona COP AMBAC
5.00%, 6/01/12 (e)	3,040	3,237,478
5.25%, 6/01/14 - 6/01/15	5,000	5,455,820
West Campus Hsg LLC Student Hsg Rev (Arizona St Univ West Campus) AMBAC Series 05
5.00%, 7/01/30	1,500	1,549,170

Yavapai Cnty Hosp Rev (Regl Med Ctr) RADIAN Series 03A
5.25%, 8/01/21	4,000	4,081,080

		163,213,122

Florida - 0.7%
Double Branch CDD (Oakleaf Village) Series 02A
6.70%, 5/01/34	980	1,044,161
Fiddlers Creek CDD (Prerefunded) Series 99B
5.80%, 5/01/21	405	363,605

		1,407,766

Puerto Rico - 14.4%
Puerto Rico Comwlth GO (Pub Impr)
5.25%, 7/01/23	575	583,257
Series 01A
5.50%, 7/01/19	500	530,635
Series 03A
5.25%, 7/01/23	500	504,980
Puerto Rico Comwlth Govt Dev Bank (Sr Notes) Series 06B
5.00%, 12/01/15	500	518,820
Puerto Rico Conv Ctr Dist Auth Hotel Occupancy Rev AMBAC Series 06A
5.00%, 7/01/18	6,000	6,392,820
Puerto Rico Elec Pwr Auth Rev
5.00%, 7/01/22	2,390	2,420,640
Puerto Rico Elec Pwr Rev
5.00%, 7/01/20	4,010	4,098,180
Puerto Rico GO FGIC Series 02A
5.00%, 7/01/32	2,500	2,687,950
Puerto Rico HFA (Cap Fd Program)
5.00%, 12/01/17	4,870	5,064,069
Puerto Rico Hwy & Transp Auth FSA
5.00%, 7/01/32	3,400	3,548,797
Puerto Rico IFA Hlth Fac (Ascension Hlth) Series 00A
6.125%, 11/15/30	1,500	1,579,575
Univ of Puerto Rico
5.00%, 6/01/18	1,855	1,894,493

		29,824,216

Texas - 0.9%
Texas Trpk Auth AMBAC Series 02A
5.50%, 8/15/39	1,750	1,868,632

Total Long-Term Municipal Bonds (cost $191,992,242)		196,313,736

Short-Term Municipal Notes - 3.3%
Alaska - 0.4%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj) Series 03A
3.75%, 6/01/37 (f)	300	300,000
Series 03B
3.75%, 7/01/37 (f)	500	500,000

		800,000

Colorado - 0.2%
Colorado Ed & Cultural Fac Auth
3.75%, 2/01/25 (f)	500	500,000

Florida - 2.4%
Jacksonville Eco Dev Commission
3.74%, 10/01/15 (f)	500	500,000
Jacksonville Hlth Fac Auth Hosp Rev
3.74%, 8/15/33 (f)	500	500,000
Orange Cnty IDA (Catholic Charities Ctr)
3.74%, 7/01/38 (f)	4,000	4,000,000

		5,000,000

Rhode Island - 0.3%
Rhode Island Hlth & Ed Bldg Corp.
3.74%, 9/01/32 (f)	500	500,000

Total Short-Term Municipal Notes (cost $6,800,000)		6,800,000

Total Municipal Obligations (cost $198,792,242)		203,113,736

SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
The Bank of New York Mellon Corp.
3.25%, 1/02/08 (cost $258,000)	258	258,000

Total Investments - 98.3% (cost $199,050,242)		203,371,736
Other assets less liabilities - 1.7%		3,422,154

Net Assets - 100.0%		$206,793,890

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank, N.A. (g)	$2,140	2/20/08	MMD	+	MMD	++	$7,628
Merrill Lynch	1,100	7/12/08	BMA	*	3.8154		4,996
Merrill Lynch	1,440	2/12/12	BMA	*	3.548		36,533
Merrill Lynch	1,000	8/09/26	4.0632%		BMA	*	(42,646)

*	Variable interest rate based on the BMA (Bond Market Association).

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Treasury Note 5 Yr Future	18	March 2008	$1,981,057	$1,985,062	$(4,005)

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2007.

(b)	Variable rate coupon, rate shown as of December 31, 2007.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $3,290,107 or 1.6% of net assets.

(d)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $17,678.

(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IFA	-	Industrial Finance Authority
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue

AllianceBernstein Municipal Income Fund II - Florida Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 97.9%
Florida - 58.1%
Beacon Tradeport CDD Series 02B
7.25%, 5/01/33	$855	$869,184
Bonnet Creek Resort CDD Series 02
7.25%, 5/01/18	2,000	2,028,880
Brevard Cnty Loc Opt Fuel Tax Rev FGIC Series 05
5.00%, 8/01/25	3,290	3,420,185
Capital Trust Agy Arpt Fac (Cargo Acq Grp) AMT Series 02
6.25%, 1/01/19	490	503,059
Series 03
5.75%, 1/01/32	2,000	1,946,740
Concorde Estates CDD Series 04B
5.00%, 5/01/11	800	780,128
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C
7.10%, 5/01/30	2,240	2,250,438
Dade Cnty HFA MFHR (Golden Lakes Apts) AMT Series 97A
6.00%, 11/01/32	250	252,423
6.05%, 11/01/39	750	757,260
Deltona Util Sys Rev MBIA Series 03
5.125%, 10/01/27	2,440	2,529,987
Florida HFA MFHR (Turtle Creek Apts) AMT AMBAC Series 96C
6.20%, 5/01/36	3,245	3,274,237
Florida HFC MFHR (Logans Pointe Apts) AMT FSA Series 99
6.00%, 6/01/39 (a)	5,055	5,202,555

Florida HFC MFHR (Mystic Pointe II) AMT GNMA Series 00
6.30%, 12/01/41	1,165	1,211,775
Florida HFC MFHR (Sabal Chase Apts) AMT FSA Series 00
6.00%, 5/01/40	3,650	3,773,041
Florida HFC MFHR (Spring Harbor Apts) AMT Series 99C-1
5.90%, 8/01/39	2,540	2,579,853
Florida HFC MFHR (Walker Ave Club) AMT FSA Series 00L-1
6.00%, 12/01/38	3,435	3,508,372
Florida HFC MFHR (Waverly Apts) AMT FSA Series 00C-1
6.50%, 7/01/40	2,790	2,893,983
Florida St Brd of Ed GO MBIA Series 02A
5.00%, 6/01/32	2,500	2,555,700
Gateway CDD (Sun City Ctr) Series 03B
5.50%, 5/01/10	290	281,082
Hamal CDD (Prerefunded) Series 01
6.65%, 5/01/21	1,100	1,226,423
Herons Glen Recreation Dist Series 99
5.90%, 5/01/19	2,525	2,626,480
Highlands Cnty Hlth Fac Auth (Adventist/Sunbelt Hosp) Series 01A
6.00%, 11/15/31	2,000	2,207,320
Indian River Cnty Sch Brd COP MBIA Series 05
5.00%, 7/01/23	2,480	2,572,479
Indian Trace Dev Dist Spl Assmt (Wtr Mgmt Spl Benefit) MBIA Series 05
5.00%, 5/01/22	680	716,210
Jacksonville Elec Auth AMBAC Series 02B
5.00%, 10/01/26	3,925	4,043,182
Lee Cnty Arpt Rev (Southwest Int’l Arpt) AMT FSA Series 00A
6.00%, 10/01/32	13,500	14,032,440

Lee Cnty Hlth Fac Auth Rev (Shell Point) (Prerefunded) Series 99A
5.50%, 11/15/29	2,000	2,103,600
Manatee Cnty HFA SFMR (Mtg Rev) AMT GNMA Series 99
6.25%, 11/01/28	290	293,845
Marshall Creek CDD Series 02A
6.625%, 5/01/32	900	954,936
Miami Beach Hlth Fac Auth Rev (Mt Sinai Med Ctr) Series 01A
6.80%, 11/15/31	1,600	1,619,568
Miami-Dade Cnty HFA MFHR (Cnty Club Villas Apts) AMT Series 99A
6.20%, 10/01/39	5,145	5,273,522
Miami-Dade Cnty HFA SFMR (Home Ownship Mtg) AMT GNMA/ FNMA Series 00A-1
6.00%, 10/01/32	755	756,646
Miromar Lakes CDD Series 00A
7.25%, 5/01/12	2,550	2,580,345
North Broward Hosp Dist Rev (Prerefunded) Series 01
6.00%, 1/15/31	1,500	1,629,000
North Broward Hosp Dist Rev (Unrefunded) Series 01
6.00%, 1/15/31	200	217,806
Northern Palm Beach Assmt Dist (Unit Dev 27B) Series 02
6.40%, 8/01/32	1,100	1,102,563
Northern Palm Beach Cnty Impr Dist
6.10%, 8/01/21	610	660,506
Northern Palm Beach Cnty Impr Dist (Mirasol Unit #43)
6.125%, 8/01/31	1,000	1,104,820
Orange Cnty HFA MFHR (Loma Vista Proj) AMT Series 99G
5.50%, 3/01/32	2,000	1,968,320
Orange Cnty Hlth Fac Auth Rev (Mayflower Ret Proj) RADIAN Series 99
5.25%, 6/01/29	1,060	1,007,668

Orange Cnty Hosp Rev (Orlando Regl) (Prerefunded) Series 02
5.75%, 12/01/32	1,320	1,462,877
Preserve at Wilderness Lake CDD Series 02A
7.10%, 5/01/33	1,455	1,510,916
South Miami Hlth Fac Hosp Rev (Baptist Hlth)
5.25%, 11/15/33	2,000	2,170,120
Tallahassee Hosp Rev (Tallahassee Memorial) Series 00
6.375%, 12/01/30	2,750	2,793,038
Tampa Hgr Ed (Tampa Univ Proj) RADIAN Series 02
5.625%, 4/01/32	3,175	3,212,243
Village Ctr CDD Util Rev MBIA
5.125%, 10/01/28	1,000	1,040,060
Volusia Cnty Ed Fac Auth (Embry Riddle Aero Univ) Series 99A
5.75%, 10/15/29	2,000	2,012,080
Waterlefe CDD Series 01
6.95%, 5/01/31	680	727,525
West Palm Beach Comnty Redev Agy (Northwood-Pleasant Comnty Redev)
5.00%, 3/01/25 - 3/01/29	3,640	3,492,012

		107,737,432

Arizona - 1.6%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
4.42%, 2/01/42 (b)	1,250	1,237,362
Queen Creek Impr Dist No 1
5.00%, 1/01/26	600	555,660
Salt Verde Financial Corp. (Sr. Gas Rev)
5.25%, 12/01/23	1,125	1,163,059

		2,956,081

Colorado - 0.7%
Colorado Hlth Fac Auth (Evangelical Lutheran Proj)
5.25%, 6/01/23	360	369,831
Colorado Hlth Fac Auth (Evangelical Lutheran)
5.25%, 6/01/19	340	355,494
Vista Ridge Metro Dist. RADIAN
5.00%, 12/01/26	500	493,360

		1,218,685

District Of Columbia - 4.6%
Dist of Columbia GO FSA
5.00%, 6/01/23	3,205	3,416,306
Washington Conv Ctr Auth AMBAC
5.00%, 10/01/23	5,000	5,211,750

		8,628,056

Illinois - 1.2%
Chicago Incr Alloc
7.46%, 2/15/26	830	856,128
Hampshire Spl Svc Area No 14
5.80%, 3/01/26	775	722,269
Manhattan (No 04-1 Brookstone Springs Proj) Series 05
5.875%, 3/01/28	770	732,016

		2,310,413

Indiana - 3.8%
Franklin Twp Indl Bldg
5.00%, 7/15/21	3,715	3,936,414
Franklin Twp Indl Sch Bldg
5.00%, 7/15/22	2,910	3,069,992

		7,006,406

Iowa - 0.0%
Coralville Urban Rev Tax Incr Series 07C
5.00%, 6/01/18	100	101,118

Kansas - 0.2%
Lenexa Hlth Care Fac (Lakeview Village Inc.)
5.25%, 5/15/22	390	360,660

Louisiana - 3.5%
Ernest N Morial-New Orleans (Exhibit Hall Auth Spl Tax) AMBAC Series A
5.25%, 7/15/16 - 7/15/17	1,185	1,297,172
Lafayette LA Communications (Communications Sys Rev) XLCA
5.25%, 11/01/20	2,215	2,426,688
Louisiana St Agriculture Fin Auth
5.25%, 9/15/17	1,130	1,140,170
New Orleans GO RADIAN
5.00%, 12/01/18	1,550	1,588,905

		6,452,935

Michigan - 1.7%
Detroit Wtr Sup Sys FSA
5.00%, 7/01/24	2,975	3,121,846

Minnesota - 1.5%
Maple Grove Hlth Care
5.00%, 5/01/22	1,350	1,374,084
St. Paul Hsg & Redev Auth Hosp Rev (Hltheast Proj) Series 05
6.00%, 11/15/25	500	504,320
Western Minnesota Muni Pwr Agy FSA
5.00%, 1/01/17 (c)	900	984,474

		2,862,878

Missouri - 0.1%
Riverside IDA (Riverside Horizons Proj) ACA Series 07A
5.00%, 5/01/27	160	145,747

New Mexico - 2.5%
Clayton Jail Proj Rev CIFG
5.00%, 11/01/26	4,620	4,742,384

New York - 0.3%
New York Liberty Dev Corp Rev (National Sports Museum Proj)
6.125%, 2/15/19	500	504,305

North Dakota - 0.4%
Ward Cnty Hlth Care Fac (Trinity Hlth)
5.125%, 7/01/20	685	673,533

Ohio - 1.7%
Cleveland Cuyahoga Port Auth Series 01
7.35%, 12/01/31	3,000	3,083,310

Pennsylvania - 1.7%
Allegheny Cnty PA Hosp (West Pennsylvania Hlth Sys)
5.00%, 11/15/17	1,300	1,236,677
Cumberland Cnty Muni Auth RADIAN
6.10%, 1/01/25 (d)	1,875	1,875,000

		3,111,677

Puerto Rico - 1.5%
Puerto Rico Comwlth GO (Pub Impr)
5.25%, 7/01/23	600	608,616
Series 01A
5.50%, 7/01/19	500	530,635
Series 04A
5.25%, 7/01/19	960	983,846
Univ of Puerto Rico Series 06Q
5.00%, 6/01/19	730	742,498

		2,865,595

South Carolina - 0.5%
Scago Ed Fac Corp. for Sch RADIAN
5.00%, 12/01/21	945	952,390

Tennessee - 0.4%
Sullivan Cnty Hlth Ed (Facs Brd Hosp Rev First Mtg)
5.00%, 9/01/22	725	703,692

Texas - 4.8%
Bexar Cnty Hlth Fac Dev Corp Rev
5.00%, 7/01/27	150	137,902
Magnolia Tax Independent Sch Dist
5.00%, 8/15/20	6,165	6,678,360
North Texas Hlth Fac (United Regl Hlth Care Sys) FSA
5.00%, 9/01/24	250	261,685
Tyler Tex Hlth Fac Dev
5.25%, 7/01/26	2,000	1,933,400

		9,011,347

Utah - 0.2%
Spanish Fork City Utah Charter
5.55%, 11/15/21	370	354,112

Washington - 6.0%
Energy Northwest Wind AMBAC
5.00%, 7/01/21	3,625	3,838,295
King Cnty Sch Dist No 414 (Lake Washington) MBIA SCH BD GTY
5.00%, 12/01/24	4,500	4,717,305
Spokane GO AMBAC
5.00%, 12/01/22	2,390	2,547,573

		11,103,173

Wisconsin - 0.9%
Wisconsin Hlth & Ed Fac Auth Rev (Wheaton Franciscan) MBIA
5.25%, 8/15/20	1,600	1,594,064

Total Long-Term Municipal Bonds (cost $178,566,006)		181,601,839

Short-Term Municipal Notes - 1.0%
Washington - 1.0%
Washington St Hgr Ed Fac RADIAN
5.60%, 10/01/30 (d) (cost $1,899,886)	1,900	1,900,000

Total Investments - 98.9% (cost $180,465,892)		183,501,839
Other assets less liabilities - 1.1%		2,055,771

Net Assets - 100.0%		$185,557,610

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,100	7/12/08	BMA	*	3.8154%		$4,996
Merrill Lynch	1,540	2/12/12	BMA	*	3.548		39,071
Merrill Lynch	5,300	10/21/16	BMA	*	4.1285		328,678
Citibank, N.A. (e)	1,240	2/20/08	MMD	+	MMD	++	4,420

*	Variable interest rate based on the BMA (Bond Market Association).

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Treasury Note 5 Yr Future	16	March 2008	$1,760,940	$1,764,500	$(3,560)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2007.

(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $15,970.

(d)	Variable rate coupon, rate shown as of December 31, 2007.

(e)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BMA	-	Bond Market Association
CDD	-	Community Development District
CIFG	-	CIFG Assurance North America, Inc.
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II - Massachusetts Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.4%
Long-Term Municipal Bonds - 93.3%
Massachusetts - 72.2%
City of Springfield
5.00%, 8/01/19 (a)	$3,000	$3,266,850
Massachusetts Bay Transp Auth Series 04A
5.25%, 7/01/21	2,000	2,215,140
Massachusetts Dev Fin Agy (Massachusetts Biomedical) Series 00C
6.25%, 8/01/20	3,000	3,193,620
Massachusetts Dev Fin Agy (Worchester Redev) RADIAN Series 99
5.25%, 6/01/19	2,350	2,442,872
Massachusetts Ed Fac (Massachusetts Coll of Pharmacy) Series 99B
6.75%, 7/01/30	3,350	3,617,263
Massachusetts Ed Fac (Suffolk Univ) Series 99
5.85%, 7/01/29	1,375	1,443,654
Massachusetts Ed Fin Auth (Educational Loan) AMT MBIA Series 00G
6.00%, 12/01/16	820	838,556
Massachusetts Hlth & Ed Fac Auth (Hosp Rev Partners Healthcare)
5.75%, 7/01/32	4,000	4,367,652
Massachusetts Hlth & Ed Fac Auth (Hosp Rev Covenant Med Ctr)
6.00%, 7/01/31	2,500	2,661,446
Massachusetts Hlth & Ed Fac Auth (New England Med Ctr) FGIC
5.00%, 5/15/25	2,000	2,050,862
Massachusetts Hlth & Ed Fac Auth (Univ of Massachusetts Proj) MBIA Series 02C
5.25%, 10/01/31 (b)	6,440	7,004,402

Massachusetts Hlth & Ed Fac Auth (Winchester Hosp) Series 00E
6.75%, 7/01/30	4,420	4,797,070
Massachusetts Hlth & Ed Fac Hosp Rev (Berkshire Hlth Sys) RADIAN Series 01E
5.70%, 10/01/25	4,000	4,110,840
Massachusetts Hlth & Ed Fac Hosp Rev (Cape Cod Hlthcare) RADIAN Series 01C
5.25%, 11/15/31	2,600	2,582,346
Massachusetts Hsg Fin Agy (Rental Rev) AMBAC Series 95E
6.00%, 7/01/41	4,125	4,234,849
Massachusetts Hsg Fin Agy MFHR (Rental Rev) AMT MBIA Series 00H
6.65%, 7/01/41	4,690	4,880,320
Massachusetts Indl Fin Agy MFHR (Heights Crossing) AMT FHA Series 95
6.15%, 2/01/35	6,000	6,013,260
Massachusetts Port Auth Spec Fac (US Air Proj) AMT MBIA Series 96A
5.875%, 9/01/23	2,000	2,021,680
Massachusetts St Coll Bldg AMBAC
5.00%, 5/01/23	2,635	2,793,047
Massachusetts St Dev Fin Agy (Boston Architectural Coll) ACA
5.00%, 1/01/27	1,750	1,575,175
Massachusetts St Dev Fin Agy (Pharmacy & Allied Hlth) ASSURED GTY Series 05D
5.00%, 7/01/24	3,500	3,630,515
Massachusetts St GO FSA Series 05A
5.00%, 3/01/17	5,000	5,379,200
Massachusetts St GO (Prerefunded) Series 02C
5.25%, 11/01/30	3,075	3,338,866
Massachusetts St Hlth & Ed
5.00%, 7/15/22	1,220	1,142,079
Massachusetts St Sch Bldg Auth (Dedicated Sales Tax Rev) MBIA Series 05A
5.00%, 8/15/19	7,000	7,474,250

Massachusetts St Spl Oblig Rev (Constr Lane) FSA Series 05A
5.00%, 6/01/23	1,500	1,587,405
Massachusetts St Wtr Pollution
5.00%, 8/01/20	3,000	3,233,940
Massachusetts St Wtr Pollution Abatement
5.00%, 8/01/24	5,000	5,465,184

		97,362,343

Arizona - 1.9%
Goodyear IDA Wtr & Swr Rev (Litchfield Pk Svc Proj) AMT Series 01
6.75%, 10/01/31	1,160	1,200,124
Stoneridge Comnty Fac Dev Series 01
6.75%, 7/15/26	1,265	1,297,093

		2,497,217

California - 0.8%
California St GO Series 03
5.25%, 11/01/25	1,000	1,046,860

Colorado - 0.3%
Murphy Creek Metro Dist No 3 (Ref & Impt) Series 06
6.00%, 12/01/26	500	436,640

Florida - 2.3%
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C
7.10%, 5/01/30	1,750	1,758,155
Florida Hgr Ed Fac Fin Auth RADIAN
6.20%, 7/01/36 (c)	1,350	1,350,000

		3,108,155

Georgia - 0.3%
Atlanta Tax Alloc (Eastside Proj) Series 05B
5.60%, 1/01/30	500	459,755

Illinois - 0.7%
Bolingbrook Sales Tax Rev (Bolingbrook)
6.25%, 1/01/24 (d)	500	484,305
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A
5.95%, 3/01/28	395	384,126

		868,431

Nevada - 0.7%
Clark Cnty Impr Dist No. 142 Series 03
6.10%, 8/01/18	985	991,471

Pennsylvania - 1.3%
Cumberland Cnty Muni Auth RADIAN
6.10%, 1/01/25 (c)	1,325	1,325,000
Monroe Cnty Hosp Auth
6.50%, 1/01/32 (c)	430	430,000

		1,755,000

Puerto Rico - 12.8%
Puerto Rico Comwlth GO Series 06A
5.25%, 7/01/22	500	509,255
Puerto Rico Comwlth GO (Pub Impr) Series 01A
5.50%, 7/01/19	500	530,635
Puerto Rico Comwlth Govt Dev Bank (Sr Notes) Series 06B
5.00%, 12/01/15	500	518,820
Puerto Rico Comwlth Hwy & Transp Auth Rev FGIC Series 03
5.25%, 7/01/14	4,225	4,498,062
Puerto Rico Elec Pwr Auth XLCA Series 02-1
5.25%, 7/01/22	3,200	3,501,568
Puerto Rico HFA (Cap Fndtn Program)
5.00%, 12/01/20	1,740	1,753,189
Puerto Rico Hwy & Transp Auth FGIC Series 03G
5.25%, 7/01/14	4,410	4,695,018
Puerto Rico Muni Fin Agy Series 05A
5.25%, 8/01/23	275	278,589
Univ of Puerto Rico Series 06Q
5.00%, 6/01/19	1,025	1,042,548

		17,327,684

Total Long-Term Municipal Bonds (cost $121,848,042)		125,853,556

Short-Term Municipal Notes - 3.1%
Alaska - 1.5%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj) Series 03A
3.75%, 6/01/37 (e)	2,000	2,000,000

Colorado - 0.6%
Colorado Ed & Cultural Fac Auth
3.75%, 9/01/33 - 6/01/37 (e)	790	790,000

Washington - 1.0%
Washington St Hgr Ed Fac RADIAN
5.60%, 10/01/30 (c)	1,350	1,350,000

Total Short-Term Municipal Notes (cost $4,139,919)		4,140,000

Total Municipal Obligations (cost $125,987,961)		129,993,556

SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
The Bank of New York Mellon Corp.
3.25%, 1/02/08 (cost $194,000)	194	194,000

Total Investments - 96.5% (cost $126,181,961)		130,187,556
Other assets less liabilities - 3.5%		4,731,810

Net Assets - 100.0%		$134,919,366

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/01/17	BMA	*	3.792%		$291,455
Citibank, N.A. (f)	1,350	2/22/08	MMD	+	MMD	++	4,812
Merrill Lynch	700	7/12/08	BMA	*	3.8154		3,179
Merrill Lynch	5,100	10/01/16	BMA	*	4.1475		324,846

*	Variable interest rate based on the BMA (Bond Market Association).

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Treasury Note 5 Yr Future	11	March 2008	$1,210,646	$1,213,094	$(2,448)

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $11,652.

(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c)	Variable rate coupon, rate shown as of December 31, 2007.

(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
ASSURED GTY	-	Assured Guaranty
CDD	-	Community Development District
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
RADIAN	-	Radian Group, Inc.
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II - Michigan Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 98.4%
Michigan - 75.7%
Allen Park Pub Sch Dist GO Q-SBLF Series 03
5.00%, 5/01/16 - 5/01/22	$8,630	$9,327,563
Cedar Springs Pub Sch Dist Q-SBLF Series 03
5.00%, 5/01/28	1,835	1,985,176
Detroit GO AMBAC Series 04A-1
5.25%, 4/01/22	6,930	7,321,545
Detroit Sch Brd (Sch Brd Loan Fund) FSA Series 01A
5.125%, 5/01/31	2,900	3,118,834
Detroit Tax Incr (Diamler/Chrysler Assembly Plant) Series 98A
5.50%, 5/01/21	1,615	1,473,930
Detroit Wtr Sup Sys FSA
5.00%, 7/01/24 (a)	1,885	1,978,044
Detroit Wtr Sup Sys (Prerefunded) FGIC Series 01B
5.50%, 7/01/33	3,550	3,854,412
Genesee Cnty GO (Wtr Sup Sys) AMBAC Series 04
5.00%, 11/01/26	3,000	3,131,910
Kalamazoo Hosp Fin Auth Rev (Borgess Med Ctr) ETM FGIC Series 94A
5.708%, 6/01/11 (b)	2,360	2,398,987
Kent Hosp Fin Auth (Metro Hosp Proj) Series 05A
5.75%, 7/01/25	210	211,012

Lansing Wtr & Elec Sys FSA Series 03A
5.00%, 7/01/25	2,200	2,287,692
Michigan (Trunk Line Fund) (Prerefunded) FSA Series 01A
5.25%, 11/01/30	4,000	4,295,800
Michigan Hgr Ed Fac (Hope Coll) Series 02A
5.90%, 4/01/32	3,465	3,579,899
Michigan Hgr Ed Student Loan Auth AMT AMBAC Series 17G
5.20%, 9/01/20	3,500	3,612,105
Michigan Hosp Fin Auth (Crittenton Hosp) Series 02A
5.625%, 3/01/27	1,250	1,300,013
Michigan Hosp Fin Auth (Trinity Hlth) Series 00A
6.00%, 12/01/27	1,485	1,564,299
Michigan Hosp Fin Auth Rev (Chelsea Comnty Hosp Oblig)
5.00%, 5/15/25	415	384,506
Michigan Hsg Dev Auth MFHR (Arbor Pointe) GNMA Series 99
5.40%, 6/20/40	1,810	1,825,910
Michigan Hsg Dev Auth MFHR (Danbury Manor) AMT FNMA Series 02A
5.30%, 6/01/35 (c)	2,490	2,521,449
Michigan Hsg Dev Auth MFHR (Oakbrook Villa Proj) AMT GNMA Series 00A
6.50%, 1/20/42	2,970	3,102,373
Michigan Hsg Dev Auth MFHR (Rental Rev) AMT AMBAC Series 97A
6.10%, 10/01/33 (d)	5,400	5,459,670
GNMA Series 02A
5.50%, 10/20/43	1,950	1,980,888
Michigan Strategic Fund (Detroit Edison) AMT XLCA Series 02C
5.45%, 12/15/32	3,000	3,134,520
Michigan Strategic Fund Hlth Fac (Autumn Wood) GNMA Series 02 A
5.20%, 12/20/22	3,000	3,116,550

Michigan Strategic Fund Hlth Fac (Holland Home) Series 98
5.75%, 11/15/18 - 11/15/28	2,000	2,066,500
North Muskegon Sch Dist Q-SBLF Series 03
5.25%, 5/01/28	1,500	1,640,925
Olivet Sch Brd Fund Q-SBLF Series 02
5.125%, 5/01/28	1,065	1,153,959
Ovid Elsie Schools Brd Fund Q-SBLF Series 02
5.00%, 5/01/25	2,650	2,856,674
Plymouth Ed Ctr Charter Sch Pub Sch Academy Rev Series 05
5.125%, 11/01/18	1,050	1,041,747
Royal Oak Hosp Fin Auth Rev (William Beaumont Hosp) MBIA Series 01M
5.25%, 11/15/35	3,200	3,274,944
Saginaw Hosp Fin Auth (Covenant Med Ctr) Series 00F
6.50%, 7/01/30	1,770	1,863,261
Southfield Michigan Libr Bldg Auth MBIA
5.00%, 5/01/25	3,340	3,468,356

		90,333,453

California - 1.9%
California Hlth Fac Fin Auth (Sutter Hlth) Series 00A
6.25%, 8/15/35	1,100	1,161,160
California St GO Series 03
5.25%, 11/01/25	1,000	1,046,860

		2,208,020

Florida - 3.4%
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C
7.10%, 5/01/30	1,835	1,843,551
Double Branch CDD (Oakleaf Village) Series 02A
6.70%, 5/01/34	970	1,033,506
Gateway CDD (Sun City Ctr) Series 03B
5.50%, 5/01/10	330	319,853

Northern Palm Beach Assmt Dist (Unit Dev 27B) Series 02
6.40%, 8/01/32	765	766,782
Waterlefe CDD Series 01B
6.25%, 5/01/10	55	54,180

		4,017,872

Illinois - 1.1%
Antioch Village Spl Svc Area (Clublands Proj) Series 03
6.625%, 3/01/33	500	449,715
Antioch Village Spl Svc Area (Deercrest Proj) Series 03
6.625%, 3/01/33	500	457,575
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A
5.95%, 3/01/28	395	384,126

		1,291,416

Puerto Rico - 16.3%
Puerto Rico Comwlth GO Series 06A
5.25%, 7/01/22	500	509,255
Puerto Rico Comwlth GO (Pub Impr) Series 01A
5.50%, 7/01/19	500	530,635
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	1,000	1,031,260
XLCA Series 02-1
5.25%, 7/01/22	2,500	2,735,600
Puerto Rico HFA (Cap Fd Program)
5.00%, 12/01/17	3,160	3,285,926
Puerto Rico Hsg Fin Corp. SFMR (Mtg Rev) AMT GNMA Series 01B
5.50%, 12/01/23	1,975	1,993,249
GNMA Series 01C
5.30%, 12/01/28	1,760	1,768,131
Puerto Rico IFA Hlth Fac (Ascension Hlth) Series 00A
6.125%, 11/15/30	3,000	3,159,150
Puerto Rico Muni Fin Agy Series 05A
5.25%, 8/01/23	275	278,589
Puerto Rico Pub Fin Corp. MBIA Series 01A
5.00%, 8/01/31	2,875	3,045,430

Univ of Puerto Rico Series 06Q
5.00%, 6/01/19	1,145	1,164,602

		19,501,827

Total Long-Term Municipal Bonds (cost $113,473,893)		117,352,588

Short-Term Municipal Notes - 0.4%
Virginia - 0.4%
Montgomery Cnty IDA (Virginia Tech Fndtn) Series 2005
3.80%, 6/01/35 (e)	500	500,000

Total Municipal Obligations (cost $113,973,893)		117,852,588

SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
The Bank of New York Mellon Corp.
3.25%, 1/02/08 (cost $141,000)	141	141,000

Total Investments - 98.9% (cost $114,114,893)		117,993,588
Other assets less liabilities - 1.1%		1,329,122

Net Assets - 100.0%		$119,322,710

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank, N.A. (f)	$1,240	2/22/08	MMD	+	MMD	++	$4,420
Merrill Lynch	700	7/12/08	BMA	*	3.8154		3,179
Merrill Lynch	6,200	10/01/16	BMA	*	4.1475		394,910

*	Variable interest rate based on the BMA (Bond Market Association).

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Treasury Note 5 Yr Future	10	March 2008	$1,100,588	$1,102,813	$(2,225)

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $10,703.

(b)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(c)	Variable rate coupon, rate shown as of December 31, 2007.

(d)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

Glossary:

AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
CDD	-	Community Development District
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IFA	-	Industrial Finance Authority
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
Q-SBLF	-	Qualified School Bond Loan Fund
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II - Minnesota Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.3%
Long-Term Municipal Bonds - 90.0%
Minnesota - 90.0%
Bemidji Hlth Fac (North Country Hlth Svc) RADIAN Series 02
5.00%, 9/01/31	$1,500	$1,479,420
Brooklyn Park MFHR (Brooks Landing) AMT FNMA Series 99A
5.50%, 7/01/19	1,355	1,381,314
Cass Lake Sch Dist FGIC
5.00%, 2/01/26	1,760	1,823,694
Chaska Elec Rev (Generating Fac) Series 05A
5.25%, 10/01/25	1,000	1,042,520
Farmington Independent Sch Dist 192 FSA Series 05B
5.00%, 2/01/24	3,875	4,082,313
Golden Valley Hlth Fac (Covenant Ret Comnty) Series 99A
5.50%, 12/01/29	1,000	967,810
Maple Grove Hlth Care
5.00%, 5/01/22	650	661,596
Minneapolis & St. Paul Arpt Rev MBIA Series 03A
5.00%, 1/01/28	1,500	1,536,555
Minneapolis & St. Paul Arpt Rev AMT FGIC Series 00B
6.00%, 1/01/21	3,455	3,594,340
Minneapolis Common Bond Fund Series 01G-3
5.45%, 12/01/31	1,500	1,624,170
Minneapolis Hlth Care Sys Rev (Fairview Hlth Svc) AMBAC Series 05D
5.00%, 11/15/30	1,000	1,034,760

Minneapolis Hosp Rev (Allina Hlth Sys) Series 02A
5.75%, 11/15/32	1,500	1,666,680
Minneapolis MFHR (Bottineau Commons Proj) AMT GNMA Series 02
5.45%, 4/20/43	2,000	2,019,620
Minneapolis MFHR (Sumner Field) AMT GNMA Series 02
5.60%, 11/20/43	2,505	2,537,941
Minneapolis Pkg Assmt GO MBIA Series 02
5.25%, 12/01/26	2,000	2,104,880
Minnesota Agriculture & Econ Dev (Small Business Loan Proj) AMT Series 00C
7.25%, 8/01/20	1,000	1,027,890
Series 00D
7.25%, 8/01/20	1,000	1,027,890
Minnesota Agriculture & Econ Dev Brd Rev (Prerefunded-Hlth Care Sys) Series 00A
6.375%, 11/15/29	1,700	1,864,475
Minnesota Agriculture & Econ Dev Hlth Fac (Benedictine Hlth Sys) MBIA Series 99
5.125%, 2/15/29 (a)	4,000	4,098,560
Minnesota Agriculture & Econ Dev Hlth Fac (Evangelical Lutheran Proj) Series 02
6.00%, 2/01/22 - 2/01/27	2,880	3,026,706
Minnesota Hgr Ed Fac Auth (Coll Art & Design) Series 00-5D
6.75%, 5/01/26	1,000	1,080,040
Minnesota Hgr Ed Fac Auth (Hamline Univ) Series 99-5B
6.00%, 10/01/29	1,250	1,271,537
Minnesota Hgr Ed Fac Auth (St Catherine Coll)
5.375%, 10/01/32	1,000	1,007,180
Minnesota Hgr Ed Fac Auth (Univ St Thomas) Series 04-5
5.00%, 10/01/24	1,000	1,034,610
5.25%, 10/01/34	1,000	1,039,000

Minnesota Hsg Fin Agy SFMR AMT Series 96F
6.30%, 1/01/28	515	517,884
Series 96G
6.25%, 7/01/26	855	859,087
Series 98H
6.05%, 7/01/31	1,665	1,676,488
Minnesota Muni Pwr Agy Elec Rev
5.25%, 10/01/21	3,000	3,173,640
Minnesota St Muni Pwr Agy Series 04A
5.25%, 10/01/24	500	520,090
Minnetonka MFHR (Archer Heights Apts Proj) AMT GNMA Series 99A
5.30%, 1/20/27	1,620	1,644,073
North St Paul Maplewood Indpt Sch Dist No. 622 FSA
5.00%, 8/01/20	3,425	3,713,248
Prior Lake Independent Sch Dist No. 719 (Sch Bldg) FSA Series 05B
5.00%, 2/01/23	3,350	3,541,855
Shakopee Hlth Care Fac (St Francis Regl Med Ctr) Series 04
5.10%, 9/01/25	600	584,964
Shoreview MFHR (Lexington Shores Proj) AMT GNMA Series 01A
5.55%, 8/20/42	1,445	1,459,782
St. Cloud Hosp Rev (Saint Cloud Hosp) FSA Series 00A
5.875%, 5/01/30	3,750	3,994,613
St. Paul Hsg & Redev Auth Hosp Rev (Hltheast Proj) Series 05
6.00%, 11/15/25	500	504,320
St. Paul Pkg Auth Rev (Block 19 Ramp) FSA Series 02A
5.35%, 8/01/29	3,075	3,204,027
St. Paul Port Auth Lease Rev Series 02
5.25%, 12/01/27	1,725	1,802,177
St. Paul Port Auth Lease Rev (Cedar St. Office Bldg) Series 03
5.00%, 12/01/23	1,000	1,045,160
St. Paul Recreational Fac Gross Rev (Highland National Proj)
5.00%, 10/01/20 - 10/01/25	2,750	2,928,545

Waconia Hlth Care Fac Rev (Ridgeview Med Ctr) RADIAN Series 99A
6.125%, 1/01/29	3,415	3,606,240
Western Minnesota Muni Pwr Agy FSA
5.00%, 1/01/17 (b)	700	765,702
MBIA Series 03A
5.00%, 1/01/30	2,100	2,163,504
Western Pwr Agy MBIA Series 03A
5.00%, 1/01/26	1,000	1,036,140
White Bear Lake MFHR (Renova Partners Proj) AMT FNMA Series 01
5.60%, 10/01/30	1,000	1,014,680
Willmar Hosp Rev (Rice Mem Hosp Proj) FSA Series 02
5.00%, 2/01/32	2,000	2,058,560

Total Long-Term Municipal Bonds (cost $82,941,688)		85,850,280

Short-Term Municipal Notes - 6.3%
Minnesota - 6.3%
Minnesota Hgr Ed Fac Auth Rev (Carleton Coll) Series 05D
3.38%, 4/01/35 (c)	500	500,000
Univ of Minnesota
3.40%, 12/01/36 (c)	2,000	2,000,000
Series 99a
3.40%, 1/01/34 (c)	3,500	3,500,000

Total Short-Term Municipal Notes (cost $6,000,000)		6,000,000

Total Investments - 96.3% (cost $88,941,688)		91,850,280
Other assets less liabilities - 3.7%		3,564,559

Net Assets - 100.0%		$95,414,839

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$500	7/12/08	BMA	*	3.8154%		$2,271
Merrill Lynch	3,500	8/01/16	BMA	*	4.071		201,893
Citibank, N.A. (d)	900	2/20/08	MMD	+	MMD	++	3,208

*	Variable interest rate based on the BMA (Bond Market Association).

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Treasury Note 5 Yr Future	8	March 2008	$880,470	$882,250	$(1,780)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $7,657.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

Glossary:

AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue

AllianceBernstein Municipal Income Fund II - New Jersey Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.5%
Long-Term Municipal Bonds - 94.7%
New Jersey - 73.6%
Bergen Cnty Impr Auth
5.00%, 12/15/17	$3,755	$4,177,926
Bergen Cnty Impr Auth Sch (Wyckoff Twp Brd Ed Proj) Series 05
5.00%, 4/01/25	1,555	1,629,904
Hoboken Parking Auth AMBAC Series 01A
5.30%, 5/01/27	3,700	4,014,574
Lafayette Yard Com Dev Corp (Conv Ctr Hotel Proj) MBIA Series 00
5.80%, 4/01/35	2,100	2,242,296
Middlesex Cnty Impr Auth FNMA Series 01
5.25%, 7/01/21	750	784,995
Morris-Union Jointure Commn COP RADIAN Series 04
5.00%, 5/01/24	2,200	2,180,464
New Jersey Econ Dev Auth (Sch Fac Const) FSA
5.00%, 9/01/22	3,540	3,794,703
New Jersey Econ Dev Auth (American Wtr Co.) AMT FGIC
6.875%, 11/01/34	5,000	5,007,550
New Jersey Econ Dev Auth (Hackensack Wtr Co.) AMT MBIA Series 94B
5.90%, 3/01/24	4,000	4,004,280
New Jersey Econ Dev Auth (Kapkowski Rd) Series 98B
6.50%, 4/01/28	4,500	4,943,520
New Jersey Econ Dev Auth (Liberty St Park Proj) Series A
5.00%, 3/01/24	1,500	1,569,405

New Jersey Econ Dev Auth (Masonic Charity Fndtn Proj) Series 01
5.50%, 6/01/31	1,000	1,047,490
Series 02
5.25%, 6/01/24	540	568,031
New Jersey Econ Dev Auth (NUI Corp) AMT ACA Series 98A
5.25%, 11/01/33	2,200	2,083,862
New Jersey Econ Dev Auth (Pub Svc Elec & Gas) AMT MBIA Series 94A
6.40%, 5/01/32	5,000	5,006,500
New Jersey Econ Dev Auth (Sch Fac Constr) Series 05
5.25%, 3/01/25	3,300	3,518,427
New Jersey Econ Dev Auth Sch Fac (Sch Fac) Series 04-I
5.25%, 9/01/24	2,510	2,782,912
New Jersey Ed Fac Auth Rev (Hgr Ed Cap Impr) (Prerefunded) AMBAC Series 02A
5.125%, 9/01/22	2,500	2,702,125
New Jersey Hgr Ed (Student Loan) AMT MBIA Series 00A
6.15%, 6/01/19	705	717,493
New Jersey Hlth Care Fac (Atlantic City Med Ctr) Series 02
5.75%, 7/01/25	975	1,020,035
New Jersey Hlth Care Fac (Bayshore Comnty Hosp) RADIAN Series 02
5.125%, 7/01/32	9,250	9,016,993
New Jersey Hlth Care Fac (Good Shepard) RADIAN Series 01A
5.20%, 7/01/31	1,350	1,331,978
New Jersey Hlth Care Fac (Kennedy Hlth Sys) Series 01
5.625%, 7/01/31	2,700	2,777,814
New Jersey Hlth Care Fac (Newton Mem Hosp) FSA Series 01
5.00%, 7/01/26	1,500	1,543,125

New Jersey Hlth Care Fac (Palisades Med Ctr) ACA Series 99
5.25%, 7/01/28	1,000	894,880
New Jersey Hlth Care Fac (Southern Ocean Cnty Hosp) RADIAN Series 01
5.125%, 7/01/31	4,500	4,394,880
New Jersey Hlth Care Fac (Wood Johnson) Series 00
5.75%, 7/01/31	3,350	3,465,207
New Jersey Hlth Care Fac Fin Auth Rev (St Clare’s Hosp Inc.) RADIAN Series 04A
5.25%, 7/01/23	2,085	2,111,271
New Jersey Hlthcare Fac Fin Auth Rev (Atlantic City Med) (Prerefunded)
5.75%, 7/01/25	900	987,021
New Jersey Hsg & Mtg Fin Agy MFHR (Rental Hsg) AMT FSA Series 00A1
6.35%, 11/01/31	2,000	2,051,380
New Jersey St Ed Fac Auth Rev (Ramapo Coll of New Jersey) AMBAC Series 01D
5.00%, 7/01/31	1,000	1,060,380
FGIC Series 04E
5.00%, 7/01/28	1,000	1,093,110
New Jersey St Ed Fac Auth
5.00%, 7/01/23	3,480	3,706,862
New Jersey St Transp Auth (Transp Sys) Series 03C
5.50%, 6/15/24	3,750	4,156,200
New Jersey Transp Trust Fund Auth FGIC Series 06A
5.00%, 6/15/18 (a)	3,400	3,644,120
Newark Hsg Auth (Newark Marine Terminal) MBIA Series 04
5.25%, 1/01/22 (b)	1,200	1,320,108
5.25%, 1/01/21	2,380	2,618,214
North Hudson Swr Auth MBIA Series 01A
Zero Coupon, 8/01/24	12,340	5,722,798
Port Auth NY & NJ (126th) FGIC Series 02
5.25%, 5/15/37	2,500	2,570,575

Salem Cnty PCR (PSE&G Pwr) AMT Series 01A
5.75%, 4/01/31	1,500	1,523,400
South Jersey Port Corp (Marine Terminal) AMT
5.20%, 1/01/23	1,000	1,025,590
Union Cnty Impr Auth MBIA Series 03A
5.25%, 8/15/23	2,885	3,063,120
Vineland Swr Rev (Landis Swr) FGIC Series 93C
7.22%, 9/19/19 (c)	3,250	3,877,380

		117,752,898

California - 0.6%
California St GO Series 03
5.25%, 11/01/25	1,000	1,046,860

Colorado - 1.8%
Colorado Educational & Cultural Fac Auth
3.78%, 8/01/27 (d)	2,900	2,900,000

Florida - 4.2%
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C
7.10%, 5/01/30	2,500	2,511,650
Double Branch CDD (Oakleaf Village) Series 02A
6.70%, 5/01/34	975	1,038,833
Florida Hgr Ed Fac Fin Auth RADIAN
6.20%, 7/01/36 (e)	1,600	1,600,000
Hammock Bay CDD (Spl Assmt) Series 04A
6.15%, 5/01/24	300	277,854
Northern Palm Beach Assmt Dist (Unit Dev 27B) Series 02
6.40%, 8/01/32	1,250	1,252,913

		6,681,250

Guam - 0.3%
Guam Govt (Wtr & Waste Sys Rev) Series 05
6.00%, 7/01/25	500	524,400

Illinois - 0.9%
Antioch Village Spl Svc Area (Clublands Proj) Series 03
6.625%, 3/01/33	1,000	899,430
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A
5.95%, 3/01/28	550	534,859

		1,434,289

New York - 4.9%
Port Auth NY & NJ (JFK Int’l Arpt Proj) AMT MBIA Series 97-6
5.75%, 12/01/22	7,675	7,841,624

Ohio - 0.3%
Port Auth of Columbiana Cnty Swr (Apex Enviro LLC) AMT Series 04A
7.125%, 8/01/25	500	511,855

Pennsylvania - 3.0%
Cumberland Cnty Muni Auth RADIAN
6.10%, 1/01/25 (e)	1,575	1,575,000
Delaware River Joint Toll Brdg Rev (PA/NJ Bridge) Series 03
5.00%, 7/01/28	1,625	1,668,111
Monroe Cnty Hosp Auth
6.50%, 1/01/32 (e)	1,560	1,560,000

		4,803,111

Puerto Rico - 4.3%
Puerto Rico Comwlth GO Series 06A
5.25%, 7/01/22	500	509,255
Puerto Rico Comwlth GO (Pub Impr) Series 01A
5.50%, 7/01/19	500	530,635
Series 04A
5.25%, 7/01/19	710	727,637
Puerto Rico HFA (Cap Fd Program)
5.00%, 12/01/17	3,665	3,811,050
Univ of Puerto Rico Series 06Q
5.00%, 6/01/20	1,260	1,276,342

		6,854,919

Virginia - 0.8%
Broad Street CDD (Parking Fac)
Series 03
7.50%, 6/01/33	1,200	1,279,356

Total Long-Term Municipal Bonds (cost $146,728,323)		151,630,562

Short-Term Municipal Notes - 2.8%
Alaska - 0.3%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03A
3.75%, 6/01/37 (d)	500	500,000

Illinois - 0.9%
Romoeoville Rev
3.75%, 10/01/36 (d)	1,400	1,400,000

Virginia - 0.6%
Montgomery Cnty IDA
3.80%, 6/01/35 (d)	1,000	1,000,000

Washington - 1.0%
Washington St Hgr Ed Fac RADIAN
5.60%, 10/01/30 (e)	1,610	1,610,000

Total Short-Term Municipal Notes (cost $4,509,903)		4,510,000

Total Municipal Obligations (cost $151,238,226)		156,140,562

SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
The Bank of New York Mellon Corp.
3.25%, 1/02/08 (cost $467,000)	467	467,000

Total Investments - 97.8% (cost $151,705,226)		156,607,562
Other assets less liabilities - 2.2%		3,467,899

Net Assets - 100.0%		$160,075,461

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$800	7/12/08	BMA	*	3.8154%	$3,633
Merrill Lynch	3,000	10/21/16	BMA	*	4.1285%	186,044
Citibank, N.A. (f)	1,580	2/20/08	MMD	+	MMD ++	5,632

*	Variable interest rate based on the BMA (Bond Market Association).

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Treasury Note 5 Yr Future	13	March 2008	$1,430,764	$1,433,656	$(2,892)

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $13,183.

(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Variable rate coupon, rate shown as of December 31, 2007.

(f)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
CDD	-	Community Development District
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Group, Inc.

AllianceBernstein Municipal Income Fund II - Ohio Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 95.3%
Ohio - 81.0%
Akron GO MBIA Series 02
5.00%, 12/01/23	$1,000	$1,035,110
Brookville Sch Dist GO FSA Series 03
5.00%, 12/01/26	2,000	2,179,980
Canton City Sch Dist MBIA Series 04B
5.00%, 12/01/22 - 12/01/23	2,150	2,257,330
Central Ohio Solid Waste Auth AMBAC Series 04B
5.00%, 12/01/21	2,035	2,152,928
Cincinnati Technical Coll Comnty Coll AMBAC Series 02
5.00%, 10/01/28	5,000	5,176,050
Cleveland Cuyahoga Port Auth Series 01
7.35%, 12/01/31	2,000	2,055,540
Cleveland Cuyahoga Port Auth (Rita Proj) RADIAN Series 04
5.00%, 11/15/19	1,850	1,885,391
Cleveland GO AMBAC Series 04
5.25%, 12/01/24	1,200	1,336,404
MBIA Series 02
5.25%, 12/01/27 (a)	4,380	4,776,434
Cleveland Pub Pwr Sys Rev FGIC Series 06A
5.00%, 11/15/18	2,165	2,331,835
Cleveland Wtrwks Rev MBIA
5.00%, 1/01/23	2,500	2,640,825
Cnty of Hamilton (Prerefunded) AMBAC Series B
5.25%, 12/01/32	10,525	11,155,447

Cnty of Hamilton (Unrefunded) AMBAC Series B
5.25%, 12/01/32	2,660	2,770,363
Columbus Sch Dist FGIC Series 03
5.00%, 12/01/24 - 12/01/25	4,730	5,122,732
Cuyahoga Cnty Hosp Fac Rev (Univ Hosp Hlth) Series 00
7.50%, 1/01/30	1,900	1,992,663
Cuyahoga Cnty MFHR (Livingston Park Apts) GNMA Series 02A
5.45%, 9/20/39	1,500	1,509,915
Cuyahoga Cnty MFHR (Longwood Proj) AMT GNMA Series 01
5.60%, 1/20/43	3,620	3,674,952
Dayton Ohio Arpt Rev (James M Cox Dayton Int’l) RADIAN Series 03A
5.00%, 12/01/23	1,280	1,236,339
Dayton Sch Dist (Administrative Fac Proj) Series 03
6.00%, 12/01/19 - 12/01/21	3,040	3,329,340
Delaware Sch Dist MBIA Series 04
5.00%, 12/01/19	1,340	1,422,638
Dublin Sch Dist GO FSA Series 03
5.00%, 12/01/22	1,500	1,576,575
Erie Cnty Hosp Rev (Firelands Med Ctr) Series 02A
5.625%, 8/15/32	1,500	1,538,670
Fairfield Cnty Hosp Rev (Fairfield Med Ctr Proj) RADIAN Series 03
5.00%, 6/15/24	1,000	992,220
Franklin Cnty (OCLC Online Computer Library Ctr) Series 98A
5.20%, 10/01/20	2,800	2,855,048
Franklin Cnty MFHR (Agler Green) AMT GNMA Series 02A
5.65%, 5/20/32	770	788,596
5.80%, 5/20/44	1,150	1,175,151
Greater Cleveland Regl Transp Auth MBIA Series 04
5.00%, 12/01/24	1,350	1,410,831

Hamilton City Sch Dist MBIA
5.00%, 12/01/24	1,000	1,044,610
Hamilton Cnty Conv Fac Auth Rev FGIC Series 04
5.00%, 12/01/23 (b)	1,330	1,386,153
Hamilton Cnty Hlth Fac (Twin Towers) Series 99A
5.80%, 10/01/23	1,775	1,828,853
Lucas Cnty Hlth Fac (Altenheim Proj) GNMA Series 99
5.50%, 7/20/40	3,200	3,284,704
Madeira City Sch Dist GO MBIA Series 04
5.00%, 12/01/22 - 12/01/23	2,665	2,927,209
Oak Hills Ohio Loc Sch Dist FSA Series 05
5.00%, 12/01/25	1,000	1,051,950
Ohio HFA SFMR (Mtg Rev) AMT GNMA Series 02-A2
5.60%, 9/01/34	185	186,765
GNMA Series 02-A3
5.50%, 9/01/34	1,000	1,002,070
Ohio Hsg Fin Auth SFMR (Mtg Rev) AMT GNMA Series 02
5.375%, 9/01/33	1,740	1,751,675
Ohio St Bldg Auth (Adult Correctional Proj) MBIA Series 04A
5.00%, 4/01/22	2,975	3,117,622
Ohio St Bldg Auth (St Fac-Admin Bldg Fd Proj) FSA Series 05A
5.00%, 4/01/24	1,500	1,574,160
Ohio St GO Series 04A
5.00%, 6/15/22	3,000	3,168,930
Ohio St Hgr Ed Fac Comnty (Denison Univ Proj) Series 04
5.00%, 11/01/21 - 11/01/24	3,440	3,623,683
Ohio St Univ MBIA Series 04
5.00%, 12/01/22	1,950	2,045,706
Ohio Swr & Solid Waste Disp Fac (Anheuser-Busch) AMT Series 01
5.50%, 11/01/35	3,000	3,073,410

Ohio Wtr Dev Auth (Anheuser-Busch) AMT Series 99
6.00%, 8/01/38 (c)	2,250	2,325,600
Pinnacle Comnty Fin Auth Series A
6.00%, 12/01/22	2,070	2,067,847
Port Auth of Columbiana Cnty Swr (Apex Enviro LLC) AMT Series 04A
7.125%, 8/01/25	500	511,855
Princeton Sch Dist MBIA Series 03
5.00%, 12/01/24	1,600	1,743,984
Riversouth Auth Rev (Area Redev) Series 04A
5.25%, 12/01/21 - 12/01/22	2,000	2,144,690
Series 05A
5.00%, 12/01/24	3,590	3,778,978
Steubenville Hosp Rev (Trinity Hlth) Series 00
6.50%, 10/01/30	2,500	2,721,625
Toledo Lucas Cnty Port Auth Rev (Cargill, Inc. Project) Series 04B
4.50%, 12/01/15	2,500	2,529,775
Toledo Lucas Cnty Port Auth Rev (Crocker Park Proj) Series 03
5.375%, 12/01/35	2,000	1,975,680
Toledo Lucas Cnty Port Auth Rev (CSX Transp) Series 92
6.45%, 12/15/21	1,270	1,373,492
Toledo Sch Dist FGIC Series 03B
5.00%, 12/01/23	2,940	3,057,159
Univ of Cincinnati COP (Univ Cincinnati Ctr Proj) MBIA
5.00%, 6/01/24	4,470	4,655,013
Youngstown City Sch Dist FSA
5.00%, 12/01/25	2,155	2,254,733

		132,587,238

California - 0.6%
California St GO
5.25%, 4/01/29	5	5,199
Series 04
5.20%, 4/01/26	1,000	1,033,800

		1,038,999

Florida - 2.2%
Collier Cnty IDR (Southern St Util) AMT Series 96
6.50%, 10/01/25	200	200,332
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C
7.10%, 5/01/30	2,000	2,009,320
Double Branch CDD (Oakleaf Village) Series 02A
6.70%, 5/01/34	935	996,215
Hammock Bay CDD (Spl Assmt) Series 04A
6.15%, 5/01/24	345	319,532

		3,525,399

Georgia - 0.3%
Atlanta Tax Alloc (Eastside Proj) Series 05B
5.60%, 1/01/30	500	459,755

Illinois - 0.9%
Antioch Village Spl Svc Area (Deercrest Proj) Series 03
6.625%, 3/01/33	1,000	915,150
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A
5.95%, 3/01/28	565	549,445

		1,464,595

Puerto Rico - 10.3%
Puerto Rico Comwlth GO Series 06A
5.25%, 7/01/22	500	509,255
Puerto Rico Comwlth GO (Pub Impr) Series 01A
5.50%, 7/01/19	500	530,635
Puerto Rico Comwlth Govt Dev Bank (Sr Notes) Series 06B
5.00%, 12/01/15	500	518,820
Puerto Rico Conv Ctr Dist Auth Hotel Occupancy Rev AMBAC Series 06A
5.00%, 7/01/18 - 7/01/19	6,370	6,757,544
Puerto Rico Elec Pwr Rev
5.00%, 7/01/20	2,530	2,585,635

Puerto Rico Muni Fin Agy Series 05A
5.25%, 8/01/23	375	379,894
Puerto Rico Tobacco Settlement Rev (Childrens Trust Fund) Series 00
6.00%, 7/01/26	4,000	4,276,080
Univ of Puerto Rico Rev
5.00%, 6/01/22	1,350	1,356,385

		16,914,248

Total Long-Term Municipal Bonds (cost $151,530,546)		155,990,234

Short-Term Municipal Notes - 3.5%
California - 0.7%
California St Dept of Wtr Res Pwr Sup Rev Series B4
3.57%, 5/01/22 (d)	1,200	1,200,000

Florida - 2.4%
Brevard Cnty Hlth Fac Auth
3.74%, 8/01/14 (d)	1,000	1,000,000
Orange Cnty IDA (Catholic Charities Ctr)
3.74%, 7/01/37 (d)	3,000	3,000,000

		4,000,000

Michigan - 0.4%
Michigan Strategic Fund (Henry Ford & Greenfield)
3.70%, 12/01/33 (d)	650	650,000

Total Short-Term Municipal Notes (cost $5,850,000)		5,850,000

Total Municipal Obligations (cost $157,380,546)		161,840,234

SHORT-TERM INVESTMENTS - 0.2%
Time Deposit - 0.2%
The Bank of New York Mellon Corp.
3.25%, 1/02/08 (cost $288,000)	288	288,000

Total Investments - 99.0% (cost $157,668,546)		162,128,234
Other assets less liabilities - 1.0%		1,589,279

Net Assets - 100.0%		$163,717,513

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$900	7/12/08	BMA	*	3.8154%	$4,088
Merrill Lynch	3,600	8/01/16	BMA	*	4.071%	207,661
Citibank, N.A. (e)	1,920	2/20/08	MMD	+	MMD ++	3,208

*	Variable interest rate based on the BMA (Bond Market Association).

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Treasury Note 5 Yr Future	13	March 2008	$1,430,764	$1,433,656	$(2,892)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $13,340.

(c)	Variable rate coupon, rate shown as of December 31, 2007.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

Glossary:

AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
CDD	-	Community Development District
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue

AllianceBernstein Municipal Income Fund II - Pennsylvania Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 94.0%
Pennsylvania - 76.7%
Alleghany Cnty IDA (Residential Reserves Inc Proj)
5.00%, 9/01/21	$500	$480,815
Allegheny Cnty Hgr Ed (Thiel Coll) ACA Series 99A
5.375%, 11/15/19 - 11/15/29	2,500	2,442,545
Allegheny Cnty Hlth Fac (South Hills Hlth) Series 00B
6.75%, 5/01/25	1,555	1,679,462
Allegheny Cnty Hlth Rev (Residential Res) Series 01
6.60%, 9/01/31	1,540	1,717,639
Allegheny Cnty PA Hosp (West Pennsylvania Hlth Sys)
5.00%, 11/15/17 - 11/15/28	1,000	932,302
Allegheny Cnty PCR (USX Corp.) Series 98
5.50%, 12/01/29	2,680	2,721,513
Allegheny Cnty Redev Auth Rev (Pittsburgh Mills Proj)
5.60%, 7/01/23	1,500	1,450,275
Allegheny Cnty San Auth Swr Rev MBIA Series 05A
5.00%, 12/01/24	7,490	7,838,060
Butler Cnty FGIC Series 03
5.25%, 7/15/26	1,625	1,783,112
Chester Upland Sch Dist
4.30%, 5/15/14	1,705	1,724,028
Coatesville Sch Dist
5.00%, 8/01/23	6,500	6,937,970
Crawford Cnty Hlth Fac (Westbury Methodist) Series 99
6.25%, 8/15/29	1,600	1,586,752

Delaware Cnty Hgr Ed (Eastern Coll) Series 99
5.625%, 10/01/28	2,500	2,483,125
Ephrata Area Sch Dist (Prerefunded) FGIC Series 05
5.00%, 3/01/22	1,000	1,095,540
Harrisburg Arpt Auth (Susquehanna Arpt Proj) AMT Series 99
5.50%, 1/01/24	3,490	3,291,593
Lancaster Swr Auth Rev MBIA Series 04
5.00%, 4/01/22 (a)	1,330	1,392,271
Lehigh Northampton Arpt Auth MBIA Series 00
6.00%, 5/15/30	4,400	4,521,308
Lycoming Cnty Hgr Ed (Coll of Technology) AMBAC Series 02
5.25%, 5/01/32	2,250	2,328,008
McKean Cnty Hosp Auth Rev (Bradford Hosp Proj) ACA
5.00%, 10/01/17	1,205	1,112,769
Meadville PA GO XLCA
5.00%, 10/01/25	3,080	3,216,382
Montgomery Cnty Hgr Ed (Beaver Coll) RADIAN Series 99
5.70%, 4/01/27	6,000	6,191,220
Montgomery Cnty Hosp Rev (Abington Mem Hosp) Series 02A
5.125%, 6/01/32	3,000	2,977,140
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty)
6.00%, 2/01/21	415	412,381
New Wilmington Muni Auth RADIAN
5.00%, 5/01/27	1,040	1,029,756
Pennsylvania Eco Dev Auth (30th St Station ) AMT ACA Series 02
5.875%, 6/01/33	2,085	2,072,615
Pennsylvania Eco Dev Auth (Amtrak) AMT Series 01A
6.375%, 11/01/41	3,000	3,134,190

Pennsylvania Hgr Ed (Dickinson Coll) RADIAN Series 03AA-1
5.00%, 11/01/26	1,000	993,900
Pennsylvania Hgr Ed Fac Auth Rev (Univ Hlth Sys) AMBAC Series 05A
5.00%, 8/15/20	2,000	2,130,080
Pennsylvania Hgr Ed Hosp Rev (UPMC Hlth Sys) Series 01A
6.00%, 1/15/31	2,405	2,546,751
Philadelphia Auth IDR (Leadership Learning Partners) Series 05A
5.25%, 7/01/24	350	325,175
Philadelphia Gas Wks Rev ASSURED GTY Series 04A-1
5.25%, 9/01/19	1,015	1,089,085
Philadelphia IDA Lease Rev FSA Series 01B
5.25%, 10/01/30	8,000	8,656,400
Philadelphia Sch Dist Lease Rev FSA Series 03
5.25%, 6/01/26 (b)	5,000	5,476,600
Pittsburgh GO FSA Series 06C
5.25%, 9/01/17	5,000	5,542,100
Pittsburgh Pub Pkg Auth Pkg Rev FGIC Series 05A
5.00%, 12/01/19	2,435	2,583,340
Pittsburgh Urban Redev Auth SFMR (Mtg Rev) AMT FHA Series 97A
6.25%, 10/01/28	790	799,836
Potter Cnty Hosp Rev (Charles Cole Mem) RADIAN Series 96
6.05%, 8/01/24	4,340	4,371,986
South Ctrl Gen Auth (Wellspan Hlth) MBIA Series 01
5.25%, 5/15/31	795	847,915
South Ctrl Gen Auth Rev (Hanover Hosp, Inc.) RADIAN
5.00%, 12/01/25	1,570	1,568,085
South Ctrl Hosp Rev (Wellspan Hlth) (Prerefunded) MBIA Series 01
5.25%, 5/15/31	3,905	4,198,500

St Pub Sch Bldg Auth Sch Rev (Colonial Northampton Inter Unit 20) FGIC Series 05
5.00%, 5/15/26	2,025	2,103,185
Wilkes-Barre Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	510	510,337

		110,296,046

Florida - 3.2%
Collier Cnty IDR (Southern St Util) AMT Series 96
6.50%, 10/01/25	400	400,664
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C
7.10%, 5/01/30	2,000	2,009,320
Double Branch CDD (Oakleaf Village) Series 02A
6.70%, 5/01/34	1,015	1,081,452
Hammock Bay CDD (Spl Assmt) Series 04A
6.15%, 5/01/24	300	277,854
Northern Palm Beach Assmt Dist (Unit Dev 27B) Series 02
6.40%, 8/01/32	910	912,120

		4,681,410

Guam - 0.7%
Guam Govt (Wtr & Waste Sys Rev) Series 05
6.00%, 7/01/25	500	524,400
Guam Int’l Arpt Auth MBIA Series 03B
5.25%, 10/01/23	500	528,595

		1,052,995

Illinois - 1.5%
Antioch Village Spl Svc Area (Deercrest Proj) Series 03
6.625%, 3/01/33	1,000	915,150
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A
5.95%, 3/01/28	465	452,199

Yorkville Comnty Fac Dist (Raintree Village) Series 03
6.875%, 3/01/33	800	810,480

		2,177,829

Puerto Rico - 10.0%
Puerto Rico Comwlth GO (Pub Impr)
5.25%, 7/01/23	500	507,180
Series 01A
5.50%, 7/01/19	500	530,635
Puerto Rico Comwlth Hwy & Transp Auth Rev FGIC Series 03
5.25%, 7/01/14	3,195	3,401,493
Puerto Rico Elec Pwr Auth Rev
5.00%, 7/01/22	800	810,256
Puerto Rico Hwy & Transp Auth FGIC Series 03G
5.25%, 7/01/14	3,335	3,550,541
FSA
5.00%, 7/01/27	4,000	4,216,312
Puerto Rico Muni Fin Agy Series 05A
5.25%, 8/01/23	300	303,915
Puerto Rico Pub Bldg Auth (Puerto Rico Gtd)
5.50%, 7/01/22	345	358,438
Univ of Puerto Rico Rev
5.00%, 6/01/22	655	658,098

		14,336,868

Virgin Islands - 1.9%
Virgin Islands Pub Fin Auth FSA Series 03
5.00%, 10/01/13 - 10/01/14	675	730,890
5.25%, 10/01/15 - 10/01/17	1,840	2,005,374

		2,736,264

Total Long-Term Municipal Bonds (cost $130,570,238)		135,281,412

Short-Term Municipal Notes - 4.5%
Alaska - 0.8%
Valdez Alaska Marine Term Rev (BP Pipelines, Inc. Proj)
3.75%, 7/01/37 (c)	200	200,000
Series 03C
3.75%, 7/01/37 (c)	1,000	1,000,000

		1,200,000

Florida - 2.1%
Orange Cnty IDA (Catholic Charities Ctr)
3.74%, 7/01/37 (c)	3,000	3,000,000

Illinois - 0.6%
Romoeoville Rev
3.75%, 10/01/36 (c)	800	800,000

Virginia - 1.0%
Richmond IDA (Church Schs)
3.80%, 5/01/35 (c)	1,500	1,500,000

Total Short-Term Municipal Notes (cost $6,500,000)		6,500,000

Total Municipal Obligations (cost $137,070,238)		141,781,412

SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
The Bank of New York Mellon Corp.
3.25%, 1/02/08 (cost $354,000)	354	354,000

Total Investments - 98.8% (cost $137,424,238)		142,135,412
Other assets less liabilities - 1.2%		1,745,088

Net Assets - 100.0%		$143,880,500

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$700	7/12/08	BMA	*	3.8154%		$3,179
Citibank, N.A. (d)	1,470	2/20/08	MMD	+	MMD	++	5,240

*	Variable interest rate based on the BMA (Bond Market Association).

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Treasury Note 5 Yr Future	12	March 2008	$1,320,705	$1,323,375	$(2,670)

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $12,352.

(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
ASSURED GTY	-	Assured Guaranty
CDD	-	Community Development District
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue
MBIA	-	Municipal Bond Investors Assurance
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II - Virginia Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 94.5%
Virginia - 81.5%
Albemarle Cnty Ed Fac (The Convent Sch) Series 01A
7.75%, 7/15/32	$4,260	$4,539,967
Arlington Cnty IDA Rev Sew Rev (Ogden Martin) AMT FSA Series 98B
5.25%, 1/01/09	2,295	2,336,723
Arlington Cnty MFHR (Arlington View Terrace) AMT FNMA Series 01
5.15%, 11/01/31	1,550	1,575,684
Arlington IDA Hosp Rev (Arlington Hlth Sys) (Prerefunded) Series 01
5.25%, 7/01/31	5,900	6,353,415
Bell Creek CDD Series 03A
6.75%, 3/01/22	300	293,397
Broad Street CDD (Parking Fac) Series 03
7.50%, 6/01/33	1,500	1,599,195
Celebrate North CDD Spl Assmt Rev Series 03B
6.60%, 3/01/25	1,250	1,266,350
Chesterfield Cnty (Elec & Pwr Co) Series 02
5.875%, 6/01/17	3,800	4,024,656
Dinwiddie Cnty IDA (Lease Rev) MBIA Series 04B
5.00%, 2/15/24	3,200	3,310,464
Dulles Town CDA (Dulles Town Ctr Proj) Series 98
6.25%, 3/01/26	2,035	2,019,534

Fairfax Cnty Econ Dev Auth
5.00%, 10/01/22	1,000	949,860
Fairfax Wtr Auth Rev Series 02
5.00%, 4/01/32	3,380	3,471,936
Greater Richmond Hotel Tax Rev (Conv Ctr Proj) Series 00
6.25%, 6/15/32	6,000	6,500,580
Hampton Conv Ctr Rev AMBAC Series 02
5.00%, 1/15/35 (a)	5,150	5,288,020
Hampton GO MBIA
5.00%, 1/15/20	6,105	6,600,054
Harrisonburg IDA AMBAC
5.00%, 8/15/22 - 8/15/25	7,850	8,252,397
Harrisonburg MFHR (Greens of Salem Run) AMT FSA Series 97
6.30%, 4/01/29	1,110	1,125,751
James City Cnty Econ Dev Auth FSA
5.00%, 6/15/22	4,385	4,698,528
James City Cnty Solid Waste Rev (Anheuser Busch Proj) AMT Series 97
6.00%, 4/01/32	4,200	4,210,878
Newport Comnty Dev Auth (Spl Assmt)
5.50%, 9/01/26	1,000	928,350
Newport News Hlth Care Fac (Mennowood) GNMA Series 96A
6.25%, 8/01/36	2,580	2,627,291
Newport News MFHR (Walker Village Proj) AMT GNMA Series 02A
5.55%, 9/20/34	1,880	1,904,666
5.65%, 3/20/44	1,660	1,684,551
Norfolk Arpt Auth Rev (Air Cargo) AMT Series 02
6.25%, 1/01/30	990	1,002,236
Norfolk Arpt Auth Rev AMT FGIC Series 01B
5.30%, 7/01/25	10,000	10,197,600
Northwestern Regl Jail Auth Fac Rev MBIA
5.00%, 7/01/25	1,500	1,567,620

Pocahontas Pkwy Assoc Toll Rd Rev (Cap Appreciation) Sr (Prerefunded) Series 98B
Zero Coupon, 8/15/15	750	506,618
Portsmouth GO (Prerefunded Ref & Pub Util) FGIC Series B
5.00%, 6/01/26	1,405	1,416,830
Portsmouth GO (Unrefunded Ref Pub Util) FGIC Series B
5.00%, 6/01/26	95	95,471
Prince William MFHR (Woodwind Gables) AMT AMBAC Series 01A
5.30%, 12/01/34	2,860	2,865,834
Reynolds Crossing CDD
5.10%, 3/01/21	2,150	1,974,926
Richmond FSA Series 05A
5.00%, 7/15/22	2,500	2,664,500
Suffolk MBIA
5.00%, 2/01/20 (b)	3,000	3,226,350
Upper Occoquan Swr Auth Rev FSA
5.00%, 7/01/25	2,500	2,637,275
Virginia Beach MFHR (Beth Sholom Terrace) GNMA Series 02
5.40%, 4/01/44	2,900	2,964,409
Virginia Beach Wtr & Swr Rev
5.00%, 10/01/30	2,000	2,079,200
Virginia Biotechnology Auth (Consolidated Laboratories Proj) Series 01
5.00%, 9/01/21	4,170	4,343,555
Virginia Coll Bldg Auth
5.00%, 4/01/23	1,000	1,042,010
Virginia Coll Bldg Auth Fac Rev (Pub Hgr Ed Fin Prog) Series 05A
5.00%, 9/01/16 - 9/01/17	11,725	12,724,638
Virginia HDA MFHR (Rental Hsg) AMT Series 02B
5.50%, 4/01/27	5,000	5,076,850
Series 99
5.95%, 2/01/23	5,525	5,618,815

Virginia HDA SFMR (Mtg Rev) AMT Series 01D
5.40%, 6/01/24	3,155	3,197,971
Virginia Port Auth Rev (Newport News) AMT Series 02
5.00%, 7/01/27	1,000	1,018,850
5.125%, 7/01/24	4,000	4,133,400
Virginia Small Business Fin Auth
5.125%, 9/01/22	710	698,108
Watkins Centre Comnty Dev Auth
5.40%, 3/01/20	600	558,408

		147,173,721

Colorado - 0.3%
Colorado Ed & Cultural Fac Auth
3.75%, 9/01/37 (c)	500	500,000

Florida - 1.0%
Florida Hgr Ed Fac Fin Auth RADIAN
6.20%, 7/01/36 (d)	1,825	1,825,000

Georgia - 0.2%
Atlanta Tax Alloc (Eastside Proj) Series 05B
5.60%, 1/01/30	500	459,755

Illinois - 0.8%
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A
5.95%, 3/01/28	465	452,198
Yorkville Comnty Fac Dist (Raintree Village) Series 03
6.875%, 3/01/33	1,000	1,013,100

		1,465,298

Pennsylvania - 0.6%
Cumberland Cnty Muni Auth RADIAN
6.10%, 1/01/25 (d)	1,075	1,075,000

Puerto Rico - 10.1%
Puerto Rico Comwlth GO (Pub Impr) Series 01A
5.50%, 7/01/19	500	530,635
Puerto Rico Comwlth Govt Dev Bank (Sr Notes) Series 06B
5.00%, 12/01/15	500	518,820
Puerto Rico Comwlth Hwy & Transp Auth Rev FGIC Series 03
5.25%, 7/01/14	1,760	1,873,749

Puerto Rico Elec Pwr Auth MBIA
5.50%, 7/01/17	5,000	5,562,450
Puerto Rico Elec Pwr Rev
5.00%, 7/01/20	800	817,592
Puerto Rico HFA (Cap Fndtn Program)
5.00%, 12/01/20	4,870	4,906,915
Puerto Rico Hwy & Transp Auth FGIC Series 03G
5.25%, 7/01/14	1,840	1,958,919
Puerto Rico Muni Fin Agy Series 05A
5.25%, 8/01/23	340	344,437
Univ of Puerto Rico Rev
5.00%, 6/01/22	1,740	1,748,230

		18,261,747

Total Long-Term Municipal Bonds (cost $167,861,923)		170,760,521

Short-Term Municipal Notes - 3.7%
Virginia - 0.7%
Montgomery Cnty IDA
3.80%, 6/01/35 (c)	500	500,000
Richmond IDA
3.80%, 12/01/31 (c)	800	800,000

		1,300,000

Alaska - 0.6%
Valdez Alaska Marine Term Rev (BP Pipelines, Inc. Proj)
3.75%, 7/01/37 (c)	1,000	1,000,000

Florida - 0.3%
Jacksonville Hlth Fac Auth
3.74%, 8/15/34 (c)	500	500,000

Massachusetts - 0.8%
Massachusetts St Hlth & Ed Fac Auth Rev (Harvard Univ) GO OF INSTN Series 99R
3.47%, 11/01/49 (c)	1,500	1,500,000

Rhode Island - 0.3%
Rhode Island Hlth & Ed Bldg Corp.
3.74%, 9/01/32 (c)	500	500,000

Washington - 1.0%
Washington St Hgr Ed Fac RADIAN
5.60%, 10/01/30 (d)	1,810	1,810,000

Total Short-Term Municipal Notes (cost $6,609,891)		6,610,000

Total Municipal Obligations (cost $174,471,814)		177,370,521

SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
The Bank of New York Mellon Corp.
3.25%, 1/02/08 (cost $253,000)	253	253,000

Total Investments - 98.3% (cost $174,724,814)		177,623,521
Other assets less liabilities - 1.7%		2,998,042

Net Assets - 100.0%		$180,621,563

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/01/17	BMA	*	3.792%		$255,023
Citibank, N.A. (e)	1,800	2/22/08	MMD	+	MMD	++	6,416
Merrill Lynch	900	7/12/08	BMA	*	3.8154		4,088

*	Variable interest rate based on the BMA (Bond Market Association).

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. Treasury Note 5 Yr Future	15	March 2008	$1,650,881	$1,654,219	$(3,338)

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $14,949.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Variable rate coupon, rate shown as of December 31, 2007.

(e)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

Glossary:

AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
CDA	-	Community Development Administration
CDD	-	Community Development District
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: February 22, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: February 22, 2008